Hedge accounting - Additional Information (Details)	Dec. 31, 2022
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Disclosure of detailed information about hedged items [line items]
The effectiveness of the hedge-eligible risk factor's designated coverage rate	125.00%
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Disclosure of detailed information about hedged items [line items]
The effectiveness of the hedge-eligible risk factor's designated coverage rate	80.00%